OPERATING LEASES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 27, 2021	May 27, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2021
Lease monthly rent	$ 5,955	$ 5,955
Lease expiration date	Sep. 30, 2026	Sep. 30, 2026
Operating lease right-of-use assets			$ 229,418		$ 229,418		$ 262,771
Operating lease liability			252,808		252,808		286,716
Operating lease cost			17,919	$ 18,070	53,757	$ 24,094	$ 41,811	$ (0)
Operating lease cost			$ 17,919	$ 18,070	$ 53,757	$ 24,094
ASC 842 [Member]
Operating lease right-of-use assets									$ 290,827
Operating lease liability									$ 290,827